Investment Objectives and Goals	Apr. 30, 2026
Roundhill Sports Betting & iGaming ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Sports Betting & iGaming ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Sports Betting & iGaming ETF (“Sports Betting ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the Morningstar® Sports Betting & iGaming Select Index (the “Index”).
Roundhill Ball Metaverse ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ball Metaverse ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Ball Metaverse ETF (“Ball Metaverse ETF” or the “Fund”) seeks to track the performance, before fees and expenses, of the Ball Metaverse Index (the “Index”).
Roundhill Video Games ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Video Games ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Video Games ETF (“Video Games ETF” or the “Fund”) seeks total return.
Roundhill Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Cannabis ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Cannabis ETF (“Cannabis ETF” or the “Fund”) seeks capital growth.
Roundhill Magnificent Seven ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Magnificent Seven ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Roundhill Magnificent Seven ETF (“Magnificent Seven ETF” or the “Fund”) seeks growth of capital.